Cover - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--03-31
Entity File Number	0-17601
Entity Registrant Name	BONSO ELECTRONICS INTERNATIONAL INC.
Entity Central Index Key	0000846546
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	Unit 1404
Entity Address, Address Line Two	14/F,
Entity Address, Address Line Three	Cheuk Nang Centre
Entity Address, Address Line Four	9 Hillwood Road
Auditor Firm ID	717	844
Auditor Name	MSPC Certified Public Accountants and Advisors, A Professional Corporation	Moore Stephens CPA Limited
Auditor Location	New York	Hong Kong
Entity Address, Address Line Five	Tsimshatsui
Entity Address, City or Town	Kowloon
Entity Address, State or Province	VA
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,828,205
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 1404
Entity Address, Address Line Two	14/F
Entity Address, Address Line Three	Cheuk Nang Centre
Entity Address, Address Line Four	9 Hillwood Road
Entity Address, Address Line Five	Tsimshatsui
Entity Address, City or Town	Kowloon
Entity Address, State or Province	VA
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	(852)
Local Phone Number	2605-5822
Contact Personnel Name	Albert So
Contact Personnel Fax Number	(852) 2691-1724
Contact Personnel Email Address	albert@bonso.com